Promissory Notes - NCAC Note and PGI Note (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Fair value loss on promissory notes | $	$ 101,708	$ 101,708	$ 108,288
Unsecured convertible promissory note | Psyence Group Inc
Disclosure of detailed information about borrowings [line items]
Outstanding principal balance | $		$ 1,037,960
Initial Conversion Price | $ / shares	$ 37.5	$ 37.5
Issuance of shares for convertible note (in shares) | shares		27,679
Fair value of make whole provision | $	$ 804,965	$ 804,965
Unsecured convertible promissory note | Psyence Group Inc | Share price
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input | $ / shares	7.5	7.5
Unsecured convertible promissory note | Psyence Group Inc | Discount rate shares
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	0.0469	0.0469
Unsecured convertible promissory note | Psyence Group Inc | Volatility annual
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	0.1071	0.1071
Unsecured convertible promissory note | Psyence Group Inc | Volatility daily
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	1.70	1.70
Unsecured convertible promissory note | Psyence Group Inc | Risk free annual
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	0.0469	0.0469
Unsecured convertible promissory note | NCAC
Disclosure of detailed information about borrowings [line items]
Outstanding principal balance | $		$ 1,615,501
Initial Conversion Price | $ / shares	$ 37.5	$ 37.5
Issuance of shares for convertible note (in shares) | shares		43,080
Unsecured convertible promissory note | NCAC | Share price
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input | $ / shares	7.5	7.5
Unsecured convertible promissory note | NCAC | Discount rate shares
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	0.0469	0.0469
Unsecured convertible promissory note | NCAC | Volatility annual
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	0.1071	0.1071
Unsecured convertible promissory note | NCAC | Volatility daily
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	1.70	1.70
Unsecured convertible promissory note | NCAC | Risk free annual
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	0.0469	0.0469